23. Condensed Financial Information (Parent Company Only) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Total assets	$ 737,955,319	$ 720,347,498
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Total liabilities	669,060,640	657,743,787
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 15 and 20 shares issued and outstanding at December 31, 2019 and 2018, respectively ($100,000 liquidation value)	1,500,000	2,000,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,449,857 and 5,382,103 shares issued at December 31, 2019 and 2018, respectively (including 16,267 and 17,442 shares issued February 1, 2020 and 2019, respectively)	13,624,643	13,455,258
Additional paid-in capital	33,464,381	32,536,532
Retained earnings	22,667,949	17,882,282
Accumulated other comprehensive loss	260,483	(647,584)
Less: treasury stock, at cost; 210,101 shares at December 31, 2019 and 2018	(2,622,777)	(2,622,777)
Total shareholders' equity	68,894,679	62,603,711	$ 57,935,854
Total liabilities and shareholders' equity	737,955,319	720,347,498
Parent Company [Member]
Assets
Cash	744,687	720,620	$ 556,392
Investment in subsidiary - Community National Bank	81,164,447	74,886,386
Investment in Capital Trust	387,000	387,000
Income taxes receivable	213,071	207,244
Total assets	82,509,205	76,201,250
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Dividends payable	727,526	710,539
Total liabilities	13,614,526	13,597,539
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 15 and 20 shares issued and outstanding at December 31, 2019 and 2018, respectively ($100,000 liquidation value)	1,500,000	2,000,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,449,857 and 5,382,103 shares issued at December 31, 2019 and 2018, respectively (including 16,267 and 17,442 shares issued February 1, 2020 and 2019, respectively)	13,624,643	13,455,258
Additional paid-in capital	33,464,381	32,536,532
Retained earnings	22,667,949	17,882,282
Accumulated other comprehensive loss	260,483	(647,584)
Less: treasury stock, at cost; 210,101 shares at December 31, 2019 and 2018	(2,622,777)	(2,622,777)
Total shareholders' equity	68,894,679	62,603,711
Total liabilities and shareholders' equity	$ 82,509,205	$ 76,201,250